Taxes	12 Months Ended
Dec. 31, 2017
Major components of tax expense (income) [abstract]
Taxes

NOTE 9    Taxes

9.1    Operating taxes and levies

9.1.1Operating taxes and levies recognized in the income statement

(in millions of euros)	2017	2016	2015
Territorial Economic Contribution, IFER and similar taxes	(817)	(729)	(841)
Spectrum fees	(304)	(294)	(278)
Levies on telecommunication services	(296)	(319)	(259)
Other operating taxes and levies	(429)	(466)	(405)
Total	(1,846)	(1,808)	(1,783)

Although comprising a directly identifiable counterpart, the periodic spectrum fees are presented within the operating taxes and levies as they are set by and paid to the States and Local Authorities.

9.1.2Operating taxes and levies in the statement of financial position

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Value added tax	958	874	824
Other operating taxes and levies	87	44	69
Operating taxes and levies - receivables	1,045	918	893
Territorial Economic Contribution, IFER and similar taxes	(100)	(115)	(214)
Spectrum fees	(40)	(44)	(60)
Levies on telecommunication services	(97)	(100)	(99)
Value added tax	(616)	(560)	(545)
Other operating taxes and levies	(409)	(422)	(400)
Operating taxes and levies - payables	(1,262)	(1,241)	(1,318)
Operating taxes and levies - net	(217)	(323)	(425)

Developments in tax disputes and audits

In the same way as other telecom operators, the Group regularly deals with disagreements concerning the taxation of its network in various countries.

In 2017, Orange Espagne received notification of a tax adjustment of approximately 55 million euros relating to the Business Activity Tax (BAT) for fiscal years 2013 to 2015. The disagreement concerns the characterization of antennas whose number is taken into account in the calculation basis of the tax amount. Orange Espagne contests the adjustment and considers having strong arguments to justify its assessment. Consequently, this disagreement is treated as a contingent liability.

In addition, Orange Espagne is involved in various tax disputes related to local taxes on mobile services. In May 2016, the Supreme Court of Spain amended its previous ruling and considered admissible some terms and conditions of taxation over mobile telecom operators using the infrastructures located on the local public domain. Since then, some municipalities sent out tax bills in accordance with the ruling of the Supreme Court. At December 31, 2017, the tax bills received amounted to 32 million euros. Orange Espagne has appealed these decisions and considers having valid arguments to justify its position. Accordingly, this dispute is analyzed as a contingent liability.

As a reminder, on December 22, 2016, the main Belgian telecom operators and the Walloon government signed an agreement to settle the dispute on the pylon tax which had begun several years before. The agreement stated that the Walloon government would no longer levy any taxes on telecom infrastructure and would also implement a legislative, regulatory and administrative framework designed to facilitate the deployment of those infrastructure. All parties agreed to settle the dispute, which originally began in 2014. The main operators agreed to pay the Walloon government a combined settlement fee of 45 million euros (of which 16 million euros to be paid by Orange Belgium) and also agreed to invest a combined amount of 60 million euros over the following three years on top of their Walloon region investment plans (of which 20 million euros from Orange Belgium).

Changes in operating taxes and levies

(in millions of euros)	2017	2016	2015
Net operating taxes and levies (payables) in the opening balance	(323)	(425)	(398)
Operating taxes and levies recognized in profit or loss	(1,846)	(1,808)	(1,783)
Operating taxes and levies paid	1,934	1,897	1,749
Changes in the scope of consolidation	-	(68)	28
Translation adjustment	21	78	3
Reclassifications and other items	(3)	3	(24)
Reclassifications to assets held for sale	-	-	-
Net operating taxes and levies (payables) in the closing balance	(217)	(323)	(425)

Accounting policies

VAT (Value Added Tax) receivables and payables correspond to the VAT collected or deductible from the various states. Collections and repayments to states have no impact on the income statement.

In the normal course of business, the Group regularly deals with differences of interpretation of tax law with the tax authorities, which can lead to tax reassessments or tax disputes.

Operating taxes and levies are measured by the Group at the amount expected to be paid or recovered from the tax authorities of each country, based on its interpretation with regard to the application of tax legislation. The Group calculates the tax assets, liabilities and accruals recognized in the statement of financial position based on the technical merits of the positions it defends versus that of the tax authorities.

9.2    Income tax

9.2.1Income tax

(in millions of euros)	2017	2016	2015
France tax group	(574)	(464)	(360)
• Current tax	(391)	(318)	10
• Deferred tax	(183)	(146)	(370)
United Kingdom	(57)	(20)	(4)
• Current tax	(57)	(44)	(66)
• Deferred tax	0	24	62
Spain	(57)	(291)	30
• Current tax	(46)	(23)	18
• Deferred tax	(11)	(268)	12
Poland	3	(11)	(8)
• Current tax	(2)	3	(19)
• Deferred tax	5	(14)	11
Other subsidiaries	(403)	(184)	(307)
• Current tax	(363)	(362)	(404)
• Deferred tax	(40)	178	97
Total Income tax	(1,088)	(970)	(649)
• Current tax	(859)	(744)	(461)
• Deferred tax	(229)	(226)	(188)

France tax group

As part of the 2017 Amended French Finance Act, the Government has introduced an exceptional surtax of 30% on the corporate tax rate. This exceptional surtax applies only to the 2017 fiscal year and increases the corporate tax rate in France from 34.43% to 44.43%, representing an additional tax expense of (78) million euros.

The corporate tax rate applicable for the 2015 fiscal year was 38% because of the implementation of a temporary exceptional contribution on income tax. In 2016, the tax rate was 34.43% due to the removal of this exceptional contribution.

Current tax expense

For the reporting periods shown, the current income tax expense reflects the requirement to pay a minimum level of income tax calculated on the basis of 50% of taxable income due to the restriction on the utilization of available tax loss carry forwards.

In 2015, the current tax was reflected a gain resulting from the reassessment of an income tax expense recorded in periods prior to those presented.

Deferred tax charge

The deferred tax expense mainly arises from the use of tax loss carry forwards.

Deferred taxes are recorded at the tax rate expected at the time of their reversal.

The 2018 French Finance Act, that passed in late December 2017, reinforces the gradual reduction in the corporate tax rate already introduced by the 2017 French Finance Act, with an expected tax rate of 25% from 2022 for the Group. This gradual rate reduction results in a (75) million euros decrease in net deferred tax assets recorded on the balance sheet for entities of the France tax group (of which (44) million euros recorded in income statement and (31) million euros in other comprehensive income).

The 2017 French Finance Act, passed in late December 2016, included a corporate tax rate reduced to 28.92% by 2020 for the Group. This rate reduction had no material impact on the net deferred tax position appearing on the balance sheet (tax income of 12 million euros was recognized in 2016).

Developments in tax disputes and audits in France

Tax audits

Orange SA underwent tax audits of fiscal years 2010 to 2014, for which the outcome had no material impact on the Group’s financial statements.

Dispute over the 3% tax on dividends

The Constitutional Court, in its decision of October 6, 2017, recognized as unconstitutional the 3% tax on dividends, confirming the CJEU decision rendered on May 17, 2017. In December 2017, all claims made by Orange SA had been reimbursed by the French tax authority, resulting in a tax income of 304 million euros for the year (of which 270 million euros in principal and 34 million euros in late interests).

Dispute over share of expenses and charges

Orange had filed appeals as to the assigned share of expenses and charges of 5% on dividends received from at least 95%‑owned EU companies for fiscal years 2008 to 2014.

In 2016, the favorable rulings from the Court of Montreuil relating to fiscal years 2008 to 2014 led to the recognition of a tax income of 190 million euros.

All of the proceedings related to this dispute have now been closed.

Disputes in progress concerning fiscal years 2000-2005

In the context of the absorption of Cogecom by Orange SA and pursuant to an adverse ruling by the Court of Montreuil on July 4, 2013 which triggered the payment of the amounts claimed by the Tax authority, Orange SA had to pay in 2013 the remaining balance on principal and late payment interest claimed for a total amount of 2,146 million euros.

The main developments during 2016 in terms of legal proceedings brought before the Versailles Administrative Court of Appeal were the following:

■    concerning fiscal year 2005:

■   in a ruling of February 18, 2016, the Administrative Court of Appeal of Versailles upheld the judgment of July 4, 2013, despite the contrary conclusions of the appointed Rapporteur. The Group then appealed to the Conseil d’État on April 18, 2016 to rule on the substance of the case,

■   in a ruling dated December 5, 2016, the Conseil d’État annulled the February 18, 2016 ruling by the Administrative Court of Appeal of Versailles and remanded the dispute to the same Court, on the grounds argued by the Group, i.e., the principle of intangibility of the opening balance sheet of the earliest fiscal year still subject to audit.

A favorable outcome to this dispute would result in a current tax income of 2,146 million euros, before late interests. While awaiting the new decision from the Administrative Court of Appeal of Versailles, this amount is treated as a contingent asset.

■    concerning fiscal years 2000-2004:

■   litigation is still in process, and is not likely to have negative consequences on the financial statements in the event of a decision that is unfavorable for the Group.

There are no new developments in 2017 about these disputes which are likely to change the accounting position of the Group.

United Kingdom

Current tax expense

The current income tax charge primarily reflects the taxation of activities related to Orange’s brand activities. The corporate tax rate was set to 20% as of April 1, 2015, then 19% as of April 1, 2017.

Deferred tax charge

The 2016 Finance Act adopted on September 15, 2016, included a reduction in the tax rate to 17% starting April 1, 2020. In 2016, deferred tax income of 31 million euros was therefore recognized in order to adjust the deferred tax liability on the Orange brand.

In 2015, the tax rate went down to 19% as of April 1, 2017 and 18% as of April 1, 2020. As a result of this reduction in the tax rate, the deferred tax income reflected the adjustment of the deferred tax liability relating to the Orange brand in the amount of 62 million euros in 2015.

Spain

Current tax expense

For all the reporting periods shown, current income tax expense represents mainly the obligation to pay a minimum level of tax calculated on the basis of 75% of taxable income due to the 25% restriction on the utilization of tax loss carry forwards.

The corporate tax rate applicable is 25% in 2017, 25% in 2016 and 28% in 2015.

Deferred tax charge

A deferred tax charge of 256 million euros was recognized in 2016 to reflect the impact on the recoverable amount of deferred tax assets recognized through the continuation of the limitation of tax loss carry forwards utilization at 25% for financial years beginning in 2016, unlike the previously approved measures which had set the restriction of tax loss carry forwards utilization at 70% of taxable income from 2017.

Other subsidiaries

In 2016, a deferred tax income of 68 million euros was recorded in respect of the recognition of deferred tax assets on the tax loss carry forwards of the Equant entities.

Group tax proof

(in millions of euros)	Note	2017	2016	2015
Profit before tax of continuing operations		3,202	1,980	3,159
Statutory tax rate in France		34.43%	34.43%	38%
Theoretical income tax		(1,102)	(682)	(1,200)
Reconciling items:
Exceptional surtax (1)		(78)	-	-
Impairment of goodwill (2)	7.1	(7)	(266)	-
Impairment of BT shares	11.7	(156)	(256)	-
Share of profits (losses) of associates and joint ventures		2	(16)	(15)
Adjustment of prior-year taxes		37	23	75
Reassessment of deferred tax assets		(26)	(91)	44
Difference in tax rates (3)		108	119	178
Change in applicable tax rates		(54)	43	87
Other reconciling items (4)		188	156	182
Effective income tax on continuing operations		(1,088)	(970)	(649)
Effective tax rate		33.97%	49.00%	20.54%
(1) Effect of the exceptional surtax of 30% in France which increases the corporate tax rate from 34.43% to 44.43%

(2) Reconciliation item calculated based on the tax rate applicable to the parent company of the Group. The difference between the tax rate of the parent company and the local tax rate of subsidiaries is presented below in "Difference in tax rates".

(3) The Group is present in jurisdictions in which tax rates are different from the French tax rate. This mainly includes the United Kingdom (tax rate of 19% in 2017, 20% in 2016 and 2015), Spain (tax rate of 25% in 2017 and 2016 and 28% in 2015) and Poland (tax rate of 19%).

(4) Notably includes in 2017 the tax income of 304 million euros resulting from the dispute over the 3% tax on dividends, in 2016 the tax income of 190 million euros resulting from the dispute over the 5% share of expenses and charges on dividends, and the non-deductible interests in France (respectively an income tax expense of 80, 97 and 108 million euros in 2017, 2016 and 2015).

9.2.2Corporate income tax on other comprehensive income

	2017		2016		2015
(in millions of euros)	Gross amount	Deferred tax	Gross amount	Deferred tax	Gross amount	Deferred tax
Actuarial gains and losses on post-employment benefits (1)	16	(23)	(80)	20	53	(15)
Assets available for sale	23	-	(4)	-	15	-
Cash flow hedges	49	(20)	(364)	123	538	(187)
Net investment hedges	-	-	65	(22)	-	-
Translation adjustment	(180)	26	(1,063)	-	77	-
Other comprehensive income of associates and joint ventures	(9)	-	43	-	(2)	-
Total presented in other comprehensive income	(101)	(17)	(1,403)	121	681	(202)
(1) In 2017, the deferred tax includes the remeasurement of the deferred tax in France.

9.2.3Tax position in the statement of financial position

	December 31, 2017			December 31, 2016			December 31, 2015
(in millions of euros)	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net
France tax group
• Current tax	-	288	(288)	21	-	21	-	21	(21)
• Deferred tax (1)	1,235	-	1,235	1,477	-	1,477	1,566	-	1,566
United Kingdom
• Current tax	-	22	(22)	-	22	(22)	-	36	(36)
• Deferred tax (2)	-	531	(531)	-	531	(531)	-	555	(555)
Spain
• Current tax	53	-	53	56	-	56	39	13	26
• Deferred tax	174	-	174	185	-	185	531	77	454
Poland
• Current tax	0	5	(5)	1	6	(5)	-	14	(14)
• Deferred tax	227	-	227	209	-	209	231	-	231
Other subsidiaries
• Current tax	79	281	(202)	92	310	(218)	124	350	(226)
• Deferred tax	189	80	109	245	127	118	102	247	(145)
Total
• Current tax	132	596	(464)	170	338	(168)	163	434	(271)
• Deferred tax	1,825	611	1,214	2,116	658	1,458	2,430	879	1,551

(1) Mainly include deferred tax assets on employee benefits.
(2) Mainly deferred tax liabilities on the Orange brand.

Change in net current tax

(in millions of euros)	2017	2016	2015
Net current tax assets / (liabilities) in the opening balance	(168)	(271)	(552)
Cash tax payments (1)	583	906	727
Change in income statement (2)	(859)	(772)	(449)
Change in other comprehensive income	-	-	-
Change in retained earnings (3)	(11)	(38)	14
Changes in the scope of consolidation	0	-	(4)
Translation adjustment	5	6	(7)
Reclassification and other items	(14)	1	-
Reclassification to assets held for sale	-	-	-
Net current tax assets / (liabilities) in the closing balance	(464)	(168)	(271)

(1) Includes in 2017 the reimbursement of 304 million euros due to the dispute of the 3% tax on dividends.

(2) In 2016, the current tax expense in the income statement was reported for (744) million euros in Income Tax and for (28) million euros in Consolidated net income of discontinued operations. In 2015, the current tax expense in the income statement was reported for (461) million euros in Income Tax and for 12 million euros in Consolidated net income of discontinued operations. In 2017 there is no current tax expense in Consolidated net income of discontinued operations.

(3) Mainly correspond to the tax effect relating to the remeasurement of the portion of subordinated notes denominated in foreign currency.

Change in net deferred tax

(in millions of euros)	2017	2016	2015
Net deferred tax assets in the opening balance	1,458	1,551	1,860
Change in income statement (1)	(246)	(232)	(176)
Change in other comprehensive income	(17)	121	(202)
Change in retained earnings (2)	(8)	(38)	14
Change in the scope of consolidation	0	(18)	62
Translation adjustment	13	73	(4)
Reclassification and other items	14	1	(3)
Reclassification to assets held for sale	-	-	-
Net deferred tax assets in the closing balance	1,214	1,458	1,551

(1) In 2017, the deferred tax expense in the income statement was reported for (229) million euros in Income Tax and for (17) million euros in Consolidated net income of discontinued operations. In 2016, the deferred tax expense in the income statement was reported for (226) million euros in Income Tax and for (6) million euros in Consolidated net income of discontinued operations. In 2015, the deferred tax expense in the income statement was reported for (188) million euros in Income Tax and for 12 million euros in Consolidated net income of discontinued operations.

(2) Mainly correspond to the tax effect relating to the remeasurement of the portion of subordinated notes denominated in foreign currency.

Deferred tax assets and liabilities by type

	December 31, 2017			December 31, 2016			December 31, 2015
(in millions of euros)	Assets	Liabilities	Income state-ment	Assets	Liabilities	Income state-ment	Assets	Liabilities	Income state-ment
Provisions for employee benefit obligations	842	-	(132)	995	-	(69)	1,046	-	26
Fixed assets	790	1,139	(38)	821	1,157	95	759	1,248	93
Tax losses carryforward	4,011	-	(456)	4,436	-	(231)	4,666	-	(289)
Other temporary differences	1,538	1,116	(71)	1,600	1,084	22	1,504	1,098	(55)
Deferred tax	7,181	2,255	(697)	7,852	2,241	(183)	7,975	2,346	(225)
Unrecognized deferred tax assets	(3,712)	-	451	(4,153)	-	(49)	(4,078)	-	49
Netting	(1,644)	(1,644)	-	(1,583)	(1,583)	-	(1,467)	(1,467)	-
Total	1,825	611	(246)	2,116	658	(232)	2,430	879	(176)

In France, nearly all of the tax loss carry forwards were used as at December 31, 2017. Remaining tax losses are expected to be fully utilized in 2018, unless affected by changes in tax rules and changes in business projections.

At December 31, 2017, the tax loss carry forwards mainly relate to Spain and Belgium.

At December 31, 2017, the unrecognized deferred tax assets mainly relate to Spain for 2.0 billion euros and Belgium (Belgian subsidiaries other than Orange Belgium) for 0.8 billion euros, and mostly include tax losses that can be carried forward indefinitely. In Spain, tax loss carry forwards for which a deferred tax asset has been recognized are expected to be fully utilized by 2022, unless affected by changes in tax rules and changes in business projections.

Most of the other tax loss carry forwards for which no deferred tax assets were recognized will expire beyond 2022.

Accounting policies

Current income tax and deferred tax are measured by the Group at the amount expected to be paid or recovered from the tax authorities of each country, based on its interpretation with regard to the application of tax legislation. The Group calculates the tax assets, liabilities and accruals recognized in the statement of financial position based on the technical merits of the positions it defends versus that of the tax authorities.

Deferred taxes are recognized for all temporary differences between the carrying values of assets and liabilities and their tax basis, as well as for unused tax losses, using the liability method. Deferred tax assets are recognized only when their recovery is considered probable.

A deferred tax liability is recognized for all taxable temporary differences associated with investments in subsidiaries, interests in joint ventures and associates, except to the extent that both of the following conditions are satisfied:

■    the Group is able to control the timing of the reversal of the temporary difference (e.g. the payment of dividends); and

■    it is probable that the temporary difference will not reverse in the foreseeable future.

Accordingly, for fully consolidated companies, a deferred tax liability is only recognized in the amount of the taxes payable on planned dividend distributions by the Group.

Deferred tax assets and liabilities are not discounted.

At each period end, the Group reviews the recoverable amount of the deferred tax assets carried by certain tax entities with significant tax loss carry forwards. The recoverability of the deferred tax assets is assessed in the light of the business plans used for impairment testing. This plan may be adjusted for any tax specificities.

Deferred tax assets arising on these tax losses are not recognized under certain circumstances specific to each company/tax consolidation group concerned, and particularly where:

■    entities cannot assess the probability of the tax loss carry forwards being set off against future taxable profits, due to the horizon for forecasts based on business plans used for impairment testing and uncertainties as to the economic environment;

■    entities have not yet begun to use the tax loss carry forwards;

■    entities do not expect to use the losses within the timeframe allowed by tax regulations;

■    it is estimated that tax losses are uncertain to be used due to risks of differing interpretations with regard to the application of tax legislation.